Operating Profit	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Operating Profit	Operating Profit

	2024 £’000	2023 £’000	2022 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	10,312	8,730	6,634
Depreciation of right-of-use assets	13,026	11,861	10,958
Impairment/(Reversal of impairment) of right-of-use assets	130	(131)	214
Amortisation of intangible assets	15,473	12,467	11,163
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)	(73)
Net gain on disposal of right-of-use asset	(139)	(1)	(187)
Loss on derecognition of right-of-use assets sub-leased	81	—	132
Research and development tax credit	(7,788)	(5,027)	(2,211)
Government grants	(2,803)	(2,935)	(642)
Share-based compensation expense	34,678	31,058	35,005
Restructuring costs	11,645	6,588	—
Expected credit loss allowance on trade receivables	58	932	765
Expected credit loss allowance on accrued income	(8)	—	(26)
Operating lease costs:
Land and buildings	3,165	1,957	855
Restructuring costs of £11.6 million relate to severance payments made to employees in respect of a restructuring exercise that took place during the year (2023: £6.6 million).
Operating lease costs for the year ended 30 June 2024 include short-term lease rent (for which the short-term lease exemption is taken under IFRS 16), property taxes and other property related costs.
Auditor’s remuneration:
During the year, the Group (including its overseas subsidiaries) obtained the following services from the Company’s auditors in respect of each year:

	2024 £’000	2023 £’000	2022 £’000
Audit of the financial statements	£1,922	£1,467	£1,150
Subsidiary local statutory audits	140	108	87
Sarbanes-Oxley Act attestation fees	1,442	1,506	1,710
Total audit fees	3,504	3,081	2,947
Quarterly review fees	285	260	—
Transition fees	—	180	—
Total audit related fees	285	440	—
Tax fees	245	377	—
All other fees	96	202	—
Total auditor’s remuneration	£4,130	£4,100	£2,947